Derivative financial instruments	12 Months Ended
Dec. 31, 2022
Derivative Financial Instruments
Derivative financial instruments

18. Derivative financial instruments

The Group executes transactions with derivative financial instruments, which are intended to meet its own needs to reduce its exposure to market, currency and interest-rate risks. The derivatives are classified as at fair value through profit or loss, except those in cash flow hedge accounting strategies, for which the effective portion of gains or losses on derivatives is recognized directly in other comprehensive income (loss). The management of these risks is conducted through determining limits, and the establishment of operating strategies. The derivative contracts are considered level 1, 2 or 3 in the fair value hierarchy and are used to hedge exposures, but hedge accounting is adopted only for forecasted transactions related to the cloud infrastructure and certain software licenses used by Nu (hedge of foreign currency risk), to hedge interest of the fixed rate credit portfolio (hedge of interest rate risk of portfolio) and to hedge the future cash disbursement related to highly probable future transactions and accrued liabilities for corporate and social security taxes at RSU vesting or SOP exercise, as shown below.

	2022
		Fair values
	Notional amount	Assets	Liabilities
Derivatives classified as fair value through profit or loss
Interest rate contracts - Future	792,559	27	105
Exchange rate contracts - Future	111,634	917	51
Interest rate contracts - Swap	10,056	50	-
Currency - Non-deliverable forward contract (NDF)	113,682	11,228	24
Warrants (i)	100,000	27,908	-

Derivatives held for hedging
Designated as cash flow hedge
Exchange rate contracts - Future	129,459	1,209	182
Equity - Total Return Swap (TRS)	89,726	145	9,017

Designated as portfolio hedge
DI - Future - notes 13 and 14	1,551,521	1	46
Total	2,898,637	41,485	9,425

	2021
		Fair values
	Notional amount	Assets	Liabilities
Derivatives classified as fair value through profit or loss
Interest rate contracts - Future	3,671,709	10	462
Currency exchange rate contracts - Future	116,075	-	3,899
Interest rate contracts - Swap	9,523	24	7
Forward contracts	83,155	81,528	82,775
Warrants (i)	65,000	19,756	-

Derivatives held for hedging
Designated as cash flow hedge
Exchange rate contracts - Future	77,115	-	135
Total	4,022,577	101,318	87,278

Futures contracts are traded on the B3, having B3 as the counterparty. The total value of margins pledged by the Group in transactions on the stock exchange is presented in note 12.

Swaps of interest risk contracts are settled on a daily basis and are traded over the counter with financial institutions as counterparties.

Nu Holdings entered into non-deliverable forward contracts to hedge intercompany loans with Nu Colombia in US dollars with a settlement in February 2023.

Swap TRS contracts are settled only at maturity and are traded over the counter with financial institutions as counterparties, see more details in item d.

(i) Warrants

In September 2021, Nu entered into an agreement with Creditas Financial Solutions Ltd. (and/or its affiliates in Latin America, or together, “Creditas”) through which Nu will distribute certain financial products offered by Creditas to its customers in Latin America. These include affordable retail collateralized loans, such as home and auto equity loans, auto financing, motorcycle financing and payroll loans.

The agreement also provided that Nu would invest up to US$200,000 in Creditas’ securitization vehicles, becoming the holder of the senior quotas of the fund. Nu was granted warrants that provide the right to acquire an equity interest equivalent to up to 7.7% of Creditas, on a fully diluted basis, under a pre-agreed valuation, proportional to fifty percent of the amount invested in the securitization vehicles and products distributed. During 2022, the total amount agreed of US$200,000 was invested in the securitization vehicles, shown as part of the “investment funds” on note 12, and, consequently, US$100,000 was shown as notional in the table above. Nu can exercise the option at any time, but the expiration date is 2 years after the issuance date.

As of December 31, 2022, the warrants' fair value was US$27,908 (US$19,756 as of December 31, 2021) calculated using a Black Scholes model, classified as level 3 on the fair value hierarchy, as shown in note 26. The Company recognized a gain of US$8,152 during 2022.

Breakdown by maturity

The table below shows the breakdown by maturity of the notional amounts:

	2022
	Up to 3 months	3 to 12 months	Over 12 months	Total
Assets
Interest rate contracts - Future	332,497	73,286	348	406,131
Exchange rate contracts - Future	241,093	-	-	241,093
Interest rate contracts - Swap	-	-	10,056	10,056
Currency - Non-deliverable forward contract (NDF)	113,682	-	-	113,682
Warrants	-	-	100,000	100,000
Total assets	687,272	73,286	110,404	870,962

Liabilities
Equity - Total Return Swap (TRS)	-	89,726	-	89,726
Interest rate contracts - Future	27,776	256,240	102,412	386,428
DI - Future - notes 13 and 14	590,015	858,278	103,228	1,551,521
Total liabilities	617,791	1,204,244	205,640	2,027,675
Total	1,305,063	1,277,530	316,044	2,898,637

	2021
	Up to 3 months	3 to 12 months	Over 12 months	Total

Assets
Interest rate contracts - Future	775,002	24,755	71	799,828
Exchange rate contracts - Future	116,074	-	-	116,074
Forward contracts	83,155	-	-	83,155
Warrants	-	-	65,000	65,000
Total assets	974,231	24,755	65,071	1,064,057

Liabilities
Interest rate contracts - Future	1,668,284	864,989	338,609	2,871,882
Exchange rate contracts - Future	77,115	-	-	77,115
Interest rate contracts - Swap	-	-	9,523	9,523
Total liabilities	1,745,399	864,989	348,132	2,958,520
Total	2,719,630	889,744	413,203	4,022,577

The table below shows the breakdown by maturity of the fair value amounts:

	2022
	Up to 12 months	Over 12 months	Total
Assets
Equity - Total Return Swap (TRS)	145	-	145
Interest rate contracts - Swap	-	50	50
Interest rate contracts - Future	27	-	27
Exchange rate contracts - Future	2,126	-	2,126
Currency - Non-deliverable forward contract (NDF)	11,228	-	11,228
Warrants	-	27,908	27,908
Interest rate contracts - Future - portfolio hedge	1	-	1
Total assets	13,527	27,958	41,485

Liabilities
Equity - Total Return Swap (TRS)	9,017	-	9,017
Interest rate contracts - Future	17	88	105
Exchange rate contracts - Future	233	-	233
Currency - Non-deliverable forward contract (NDF)	24	-	24
DI - Future - notes 13 and 14	46	-	46
Total liabilities	9,337	88	9,425
Total	22,864	28,046	50,910

	2021
	Up to 12 months	Over 12 months	Total
Assets
Interest rate contracts - Future	2	8	10
Exchange rate contracts - Future	24	-	24
Forward contracts	81,528	-	81,528
Warrants	-	19,756	19,756
Total assets	81,554	19,764	101,318

Liabilities
Interest rate contracts - Future	69	393	462
Exchange rate contracts - Future	4,034	-	4,034
Interest rate contracts - Swap	-	7	7
Forward contracts	82,775	-	82,775
Total liabilities	86,878	400	87,278
Total	168,432	20,164	188,596

Analysis of derivatives designated as hedges

a) Hedge of foreign currency risk

The Group is exposed to foreign currency risk on forecast transaction expenses, primarily related to the cloud infrastructure and certain software licenses used by Nu. The Group managed its exposures to the variability in cash flows of foreign currency forecasted transactions to movements in foreign exchange rates by entering foreign exchange contracts (exchange futures). These instruments are entered into to match the cash flow profile of the estimated forecast transactions, and are exchange-traded and fair value movements are settled on a daily basis.

The Group applies hedge accounting to the forecasted transactions related to its main cloud infrastructure contract and other expenses in foreign currency. The effectiveness is assessed monthly by analyzing the critical terms. The critical terms of the hedging instrument and the amount of the forecasted hedged transactions are significantly the same. Derivatives are generally rolled over monthly. They are expected to occur in the same fiscal month as the maturity date of the hedging instrument. Therefore, the hedge is expected to be effective. Subsequent assessments of effectiveness are performed by verifying and documenting whether the critical terms of the hedging instrument and forecasted hedged transaction have changed during the period in review and whether it remains probable. If there are no such changes in critical terms, the Group will continue to conclude that the hedging relationship is effective. Sources of ineffectiveness are differences in the amount and timing of forecast and actual payment of expenses.

	2022	2021	2020

Balance at beginning of the year	1,487	49	1
Fair value change recognized in OCI during the year	(20,924)	2,705	8,302

Total amount reclassified from cash flow hedge reserve to statement of profit or loss during the year	14,012	(242)	(8,223)
to "Customer support and operation"	6,769	(91)	(5,480)
to "General and administrative expenses"	7,778	(136)	(4,925)
Effect of changes in exchange rates (OCI)	(535)	(15)	2,182

Deferred income taxes	2,815	(1,025)	(31)

Balance at end of the year	(2,610)	1,487	49

The future transactions that are the object of the hedge are:

	2022			2021
	Up to 3 months	3 to 12 months	Total	Total
Expected foreign currency transactions	64,840	64,619	129,459	78,401
Total	64,840	64,619	129,459	78,401

b) Hedge of portfolio's interest rate risk

The Group holds portfolios of customers’ lending and refinancing of credit cards receivables at fixed interest rates, which creates market risk due to changes in the Brazilian interbank deposits’ (CDI) benchmark rate. Thus, to protect the fixed rate risk from CDI variation, the Group entered into future DI contracts to offset the market risk, and applied hedge accounting aiming to eliminate differences between the accounting measurement of its derivatives and hedged items which are adjusted to reflect changes in CDI.

The Group’s overall hedging strategy is to reduce fair value changes of the part of the fixed rate portfolio as if they were floating rate instruments linked to the attributable benchmark rates. As such, in order to reflect the dynamic nature of the hedged portfolio, the strategy is to rebalance the future DI contracts and evaluate the allocated amount by the credit portfolio. Additionally, ineffectiveness could arise from the disparity between expected and actual prepayments (prepayment risk).

In accordance with its hedging strategy, the Group calculates the DV01 (delta value of a basis point) of the exposure and futures to identify the optimal hedging ratio, and monitors in a timely manner the hedge relationship, providing any rebalancing if needed. The need for the purchase or sale of new future DI contracts will be assessed, to counterbalance the hedged item’s market value adjustment, aiming to assure hedge effectiveness between 80% and 125%, as determined on hedge documentation.

The effectiveness test for the hedge is done in a prospective and retrospective way. In the prospective test, the Group compares the impact of a 1 basis point parallel shift on the interest rate curve (DV01) on the hedged object and on the hedge instrument market value. For the retrospective test, the market-to-market value change since the inception of the hedged object is compared to the hedge instrument. In both cases, the hedge is considered effective if the correlation is between 80% and 125%.

For designated and qualifying fair value hedges, the cumulative change in the fair value of the hedging derivative and of the hedged item attributable to the hedged risk is recognized in the consolidated statement of profit or loss in "Interest income and gains (losses) on financial instruments - financial assets at fair value". In addition, the cumulative change in the fair value of the hedged item attributable to the hedged risk is recorded as part of the carrying value of the hedged item in the consolidated statement of financial position.

Effectiveness ratio - changes in fair value

	2022
	Derivative object hedge	Fair value adjustment to the hedge object		Derivative hedge instrument
		Asset	Liability	Fair value variation	Effectiveness
Interest rate risk
Interest rate contracts - Future - portfolio hedge - credit card	72,337	(51)	-	22	101.0%
Interest rate contracts - Future - portfolio hedge - loan	1,189,716	(2,836)	-	2,062	99.0%
Total	1,262,053	(2,887)	-	2,084

c) Hedge of corporate and social security taxes over share-based compensation

The Group's hedge strategy is to cover the future cash disbursement related to highly probable future transactions and accrued liabilities for corporate and social security taxes at RSU vesting or SOP exercise from the variation of the Company's share price volatility. The derivative financial instruments used to cover the exposure are total return swaps ("TRS") in which one leg is indexed to the Company's stock price and the other leg is indexed to Secured Overnight Financing Rate ("SOFR") plus spread. The stock fixed at the TRS is a weighted average price. The hedge was entered into by Nu Holdings and therefore there is no income tax effect.

The Group applies the cash flow hedge for the hedge structure thus the market risk is replaced by an interest rate risk. The effectiveness assessment is performed monthly by (i) assessing the economic relationship between the hedged item and the hedging instrument; (ii) monitoring the credit risk impact in the hedge effectiveness; and (iii) maintaining and updating the hedging ratio. Given the possibility of forfeiture impacting the future cash forecast of the employee benefit plan, the Group manages exposures to keep the hedging level within an acceptable coverage. The derivative fair value is measured substantially based on the stock price which is also used in the measurement of the provision or payment for corporate and social security taxes. There is no expectation for a mismatch between the hedged item and hedging instrument at maturity other than the SOFR.

2022

Balance at beginning of the year	-
Fair value change recognized in OCI during the year	(8,871)
Total amount reclassified from cash flow hedge reserve to statement of profit or loss during the year	3,995
to "General and administrative expenses" (i)	3,995

Balance at end of the year	(4,876)
(i)	Presented as share-based compensation on general and administrative expenses.

Expected cash disbursement

	2022
	Up to 1 year	1 to 3 years	Above 3 years	Total
Expected cash disbursement for income tax payments	22,727	28,359	7,972	59,058
Total	22,727	28,359	7,972	59,058